Net revenues (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net revenues	$ 3,002,055	$ 2,766,481	$ 2,573,233
Taxes on sales	282,378	249,202	263,979
Return of products sales	2,235	3,254	2,385
Gross billing	3,286,668	3,018,937	2,839,597
Zinc [Member]
IfrsStatementLineItems [Line Items]
Net revenues from products	1,590,330	1,687,043	1,682,711
Lead [Member]
IfrsStatementLineItems [Line Items]
Net revenues from products	538,946	364,613	321,803
Copper [Member]
IfrsStatementLineItems [Line Items]
Net revenues from products	504,967	359,935	263,376
Silver [Member]
IfrsStatementLineItems [Line Items]
Net revenues from products	107,915	80,167	61,594
Other [Member]
IfrsStatementLineItems [Line Items]
Net revenues from products	168,086	181,583	136,024
Freight And Insurance Services [Member]
IfrsStatementLineItems [Line Items]
Net revenues from products	$ 91,811	$ 93,140	$ 107,725